Property, plant and equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in property, plant, and equipment:
Balance, beginning of period	€ 4,152,682
Additions - depreciation	(759,732)	€ (804,647)	€ (742,566)
Balance, ending of period	3,782,780	4,152,682
Contractual commitments for acquisition of property, plant and equipment	€ 27,148
Minimum
Changes in property, plant, and equipment:
Term of unconditional purchase agreements of property, plant and equipment	1 year
Maximum
Changes in property, plant, and equipment:
Term of unconditional purchase agreements of property, plant and equipment	4 years
Less than 1 year
Changes in property, plant, and equipment:
Contractual commitments for acquisition of property, plant and equipment	€ 20,067
Gross carrying amount
Changes in property, plant, and equipment:
Balance, beginning of period	11,258,150	10,557,911
Foreign currency translation	(350,263)	427,625
Changes in consolidation group	(60,431)	(13,558)
Additions	647,236	620,566
Reclassifications	(143,340)	40,599
Disposals	(367,733)	(374,993)
Balance, ending of period	10,983,619	11,258,150	10,557,911
Accumulated depreciation / amortization / impairment
Changes in property, plant, and equipment:
Balance, beginning of period	(7,105,468)	(6,322,884)
Foreign currency translation	228,668	(252,787)
Changes in consolidation group	41,577	10,671
Additions - depreciation	(759,732)	(804,647)
Impairment	(31,614)	(31,527)
Reclassifications	120,199	(587)
Disposals	305,531	296,293
Balance, ending of period	(7,200,839)	(7,105,468)	(6,322,884)
Land
Changes in property, plant, and equipment:
Balance, beginning of period	69,780
Balance, ending of period	65,137	69,780
Land | Gross carrying amount
Changes in property, plant, and equipment:
Balance, beginning of period	70,311	71,778
Foreign currency translation	(3,569)	(2,936)
Changes in consolidation group	(1,634)	(65)
Additions	1,352	1,842
Reclassifications	(249)	(261)
Disposals	(562)	(47)
Balance, ending of period	65,649	70,311	71,778
Land | Gross carrying amount | Increase (decrease) due to adjustments of prior periods
Changes in property, plant, and equipment:
Balance, beginning of period		1,087
Balance, ending of period			1,087
Land | Accumulated depreciation / amortization / impairment
Changes in property, plant, and equipment:
Balance, beginning of period	(531)	(586)
Foreign currency translation	53	41
Changes in consolidation group	2
Impairment	(37)
Reclassifications	(118)	14
Disposals	119
Balance, ending of period	(512)	(531)	(586)
Buildings and improvements
Changes in property, plant, and equipment:
Balance, beginning of period	1,564,108
Balance, ending of period	1,401,651	1,564,108
Buildings and improvements | Gross carrying amount
Changes in property, plant, and equipment:
Balance, beginning of period	4,424,685	4,179,267
Foreign currency translation	(164,461)	195,605
Changes in consolidation group	(19,307)	(15,357)
Additions	22,896	30,248
Reclassifications	127,230	192,974
Disposals	(84,820)	(158,052)
Balance, ending of period	4,306,223	4,424,685	4,179,267
Buildings and improvements | Gross carrying amount | Increase (decrease) due to adjustments of prior periods
Changes in property, plant, and equipment:
Balance, beginning of period		50,087
Balance, ending of period			50,087
Buildings and improvements | Accumulated depreciation / amortization / impairment
Changes in property, plant, and equipment:
Balance, beginning of period	(2,860,577)	(2,555,255)
Foreign currency translation	103,931	(123,607)
Changes in consolidation group	15,847	7,709
Additions - depreciation	(267,053)	(287,845)
Impairment	(11,616)	(18,840)
Reclassifications	39,197	799
Disposals	75,699	116,462
Balance, ending of period	(2,904,572)	(2,860,577)	(2,555,255)
Buildings and improvements | Accumulated depreciation / amortization / impairment | Increase (decrease) due to adjustments of prior periods
Changes in property, plant, and equipment:
Balance, beginning of period		(83,100)
Balance, ending of period			(83,100)
Machinery and equipment
Changes in property, plant, and equipment:
Balance, beginning of period	2,155,956
Balance, ending of period	1,931,991	2,155,956
Machinery and equipment | Subject to operating leases
Changes in property, plant, and equipment:
Balance, beginning of period	811,991
Balance, ending of period	873,055	811,991
Machinery and equipment | Gross carrying amount
Changes in property, plant, and equipment:
Balance, beginning of period	6,400,316	5,903,177
Foreign currency translation	(179,190)	222,197
Changes in consolidation group	(34,115)	(3,153)
Additions	341,204	363,609
Reclassifications	(20,967)	127,282
Disposals	(279,553)	(212,796)
Balance, ending of period	6,227,695	6,400,316	5,903,177
Machinery and equipment | Gross carrying amount | Increase (decrease) due to adjustments of prior periods
Changes in property, plant, and equipment:
Balance, beginning of period		223,515
Balance, ending of period			223,515
Machinery and equipment | Accumulated depreciation / amortization / impairment
Changes in property, plant, and equipment:
Balance, beginning of period	(4,244,360)	(3,767,043)
Foreign currency translation	124,684	(129,221)
Changes in consolidation group	25,764	2,962
Additions - depreciation	(492,679)	(516,802)
Impairment	(19,946)	(12,687)
Reclassifications	81,120	(1,400)
Disposals	229,713	179,831
Balance, ending of period	(4,295,704)	(4,244,360)	(3,767,043)
Machinery and equipment | Accumulated depreciation / amortization / impairment | Increase (decrease) due to adjustments of prior periods
Changes in property, plant, and equipment:
Balance, beginning of period		(200,945)
Balance, ending of period			(200,945)
Construction in progress
Changes in property, plant, and equipment:
Balance, beginning of period	362,838
Balance, ending of period	384,001	362,838
Construction in progress | Gross carrying amount
Changes in property, plant, and equipment:
Balance, beginning of period	362,838	403,689
Foreign currency translation	(3,043)	12,759
Changes in consolidation group	(5,375)	5,017
Additions	281,784	224,867
Reclassifications	(249,354)	(279,396)
Disposals	(2,798)	(4,098)
Balance, ending of period	384,052	362,838	403,689
Construction in progress | Gross carrying amount | Increase (decrease) due to adjustments of prior periods
Changes in property, plant, and equipment:
Balance, beginning of period		9,356
Balance, ending of period			€ 9,356
Construction in progress | Accumulated depreciation / amortization / impairment
Changes in property, plant, and equipment:
Changes in consolidation group	(36)
Impairment	(15)
Balance, ending of period	(51)
Production plant and associated machines impacted by economic sanctions imposed on Russia
Changes in property, plant, and equipment:
Impairment		(28,949)
Hyperinflationary economies
Changes in property, plant, and equipment:
Balance, beginning of period	82,201
Balance, ending of period	99,683	82,201
Hyperinflationary economies | Gross carrying amount
Changes in property, plant, and equipment:
Balance, beginning of period	169,705
Balance, ending of period	208,695	169,705
Hyperinflationary economies | Accumulated depreciation / amortization / impairment
Changes in property, plant, and equipment:
Balance, beginning of period	(87,504)
Balance, ending of period	(109,012)	(87,504)
Hyperinflationary economies | Land
Changes in property, plant, and equipment:
Balance, beginning of period	5,029
Balance, ending of period	5,940	5,029
Hyperinflationary economies | Land | Gross carrying amount
Changes in property, plant, and equipment:
Balance, beginning of period	5,029
Balance, ending of period	5,940	5,029
Hyperinflationary economies | Buildings and improvements
Changes in property, plant, and equipment:
Balance, beginning of period	31,837
Balance, ending of period	37,694	31,837
Hyperinflationary economies | Buildings and improvements | Gross carrying amount
Changes in property, plant, and equipment:
Balance, beginning of period	51,767
Balance, ending of period	62,528	51,767
Hyperinflationary economies | Buildings and improvements | Accumulated depreciation / amortization / impairment
Changes in property, plant, and equipment:
Balance, beginning of period	(19,930)
Balance, ending of period	(24,834)	(19,930)
Hyperinflationary economies | Machinery and equipment
Changes in property, plant, and equipment:
Balance, beginning of period	42,174
Balance, ending of period	52,181	42,174
Hyperinflationary economies | Machinery and equipment | Gross carrying amount
Changes in property, plant, and equipment:
Balance, beginning of period	109,730
Balance, ending of period	136,341	109,730
Hyperinflationary economies | Machinery and equipment | Accumulated depreciation / amortization / impairment
Changes in property, plant, and equipment:
Balance, beginning of period	(67,556)
Balance, ending of period	(84,160)	(67,556)
Hyperinflationary economies | Construction in progress
Changes in property, plant, and equipment:
Balance, beginning of period	3,161
Balance, ending of period	3,868	3,161
Hyperinflationary economies | Construction in progress | Gross carrying amount
Changes in property, plant, and equipment:
Balance, beginning of period	3,179
Balance, ending of period	3,886	3,179
Hyperinflationary economies | Construction in progress | Accumulated depreciation / amortization / impairment
Changes in property, plant, and equipment:
Balance, beginning of period	(18)
Balance, ending of period	€ (18)	€ (18)